INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials held in custody by other parties for processing	$ 19.6	$ 23.1
Write-down of inventories	$ 10.2	$ 6.6	$ 20.2